16 BANK DEBT (Details Narrative 2) - USD ($)		6 Months Ended
	Jul. 01, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 10,000,000
Capital expenditure amount limit	150,000,000,000
Coverage ratio		2.00 to 1.00
Outstanding balance			$ 1,536,191	$ 0
Payment of fees		$ 5,000,000,000
Short term loan outstanding		406,031	405,376	0
long term loan outstanding		1,333,718	$ 1,536,191	$ 0
Term Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,000,000
Consecutive monthly installment payment		33,333,330,000
Interest paid		69,625
Principal repayment		200,000
Short term loan outstanding		399,996
long term loan outstanding		$ 1,323,470
Term Loan [Member] | Wall Street Journal Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate per annum	3.75%
8% Convertible Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Maturity date		Mar. 31, 2020
Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 200,000
Interest rate per annum	3.75%
Letter of Credit [Member] | Wall Street Journal Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate per annum	3.25%
Revolving Loans [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 8,000,000
Maturity date		Jul. 01, 2019
Term of loan agreement renew on each anniversary		1 year
Revolving Loans [Member] | Wall Street Journal Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate per annum	2.00%
Revolving Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Period for renewing the loan agreement		60 days
Revolving Line Of Credit [Member]
Debt Instrument [Line Items]
Outstanding balance		$ 3,794,042
Bigtech Software Private Limited [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 416,667
Line of credit facility interest rate		11.85%
Bigtech Software Private Limited [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Outstanding balance		$ 16,283
Accrued interest percentage on debt instrument		10.30%
Interest paid		$ 20,543
Bigtech Software Private Limited [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maturity date		Jun. 30, 2020
Outstanding balance		$ 311,412
Interest paid		$ 20,543